Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Total lease costs	¥ 26,469	¥ 39,327	¥ 110,993
Short-term lease costs	¥ 2,540	¥ 6,653	¥ 21,726
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lease term	1 month
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease term	18 years